DESCRIPTION OF THE PLAN - Notes Receivable from Participants (Details) - Pioneer Bank, National Association 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
DESCRIPTION OF THE PLAN
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Note receivable, minimum borrowing amount	$ 1,000
Maximum loan term	5 years
Maximum loan term if proceeds are used for the purchase of principal residence	10 years
Basis spread on variable rate	1.00%